Other expenses	9 Months Ended
Sep. 30, 2011
Other expenses
Other expenses
17 Other expenses In the nine months period, the line “Other operating expenses” most due to pre operational expenses, idle capacity and stoppage operations of US$ 805 in 2011 (US$ 646 in 2010).